Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 40,130	$ 53,370
Trade accounts receivable	1,900	3,415
Due from related parties	33	0
Prepayments and other assets	1,214	1,496
Inventories	1,893	4,010
Total current assets	45,170	62,291
Fixed assets
Vessels, net (Note 5)	1,031,445	1,073,986
Total fixed assets	1,031,445	1,073,986
Other non-current assets
Above market acquired charters (Note 6)	47,215	51,124
Deferred charges, net	2,017	2,138
Restricted cash	10,000	6,750
Total non-current assets	1,090,677	1,133,998
Total assets	1,135,847	1,196,289
Current liabilities
Current portion of long-term debt (Note 7)	0	18,325
Trade accounts payable	6,488	8,460
Due to related parties (Note 4)	9,023	10,572
Derivative instruments (Note 8)	1,389	8,255
Accrued liabilities	4,939	2,286
Deferred revenue (Note 4)	8,419	7,739
Total current liabilities	30,258	55,637
Long-term liabilities
Long-term debt (Note 7)	463,514	615,255
Deferred revenue	2,814	3,649
Derivative instruments (Note 8)	0	4,422
Total long-term liabilities	466,328	623,326
Total liabilities	496,586	678,963
Commitments and contingencies (Note 12)
Partners' capital	639,261	517,326
Total liabilities and partners' capital	$ 1,135,847	$ 1,196,289